Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net (Loss) Income (millions)	Adjusted EBITDA %(4)

2023	$7,059,325	$(1,816,558)	$1,675,659	$(222,491)	$81.17	$143.18	$(100.2)	18.1%
2022	$8,523,732	$(4,535,253)	$1,836,308	$(42,128)	$113.60	$140.29	$243.1	20.1%
2021	$9,199,748	$28,844,127	$2,474,388	$4,661,522	$152.02	$143.09	$340.5	19.7%
2020	$7,370,894	$14,441,335	$1,640,642	$2,321,660	$113.80	$113.45	$33.3	13.0%

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	The PEO for 2023, 2022, 2021 and 2020 was Amir Aghdaei. The non-PEO NEOs for 2022, 2021 and 2020 were Howard Yu (Senior Vice President and Chief Financial Officer), Jean-Claude Kyrillos (Senior Vice President of Diagnostics and Digital Solutions), Patrik Eriksson (Senior Vice President, President of Nobel Biocare), and Mark Nance (Senior Vice President, General Counsel and Secretary). The non-PEO NEOs for 2023 were Mr. Yu, Mr. Kyrillos, Mr. Eriksson, Mr. Nance, Stephen Keller (Principal Financial Officer) and Eric Conley (Senior Vice President and President, Orthodontics).
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,059,325	$ 8,523,732	$ 9,199,748	$ 7,370,894
PEO Actually Paid Compensation Amount	$ (1,816,558)	(4,535,253)	28,844,127	14,441,335
Adjustment To PEO Compensation, Footnote

			Equity award adjustments
Year	Executive(s)	SCT Total	Deduct grant date fair value of equity awards reported in SCT	Add year-end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Change in value of equity awards granted in prior years which vested in year
2023	PEO	$7,059,325	$(5,200,178)	$1,613,810	$(5,825,994)		$536,479
	Non-PEO NEOs	$1,675,659	$(971,147)	$212,290	$(332,625)	$(891,449)	$84,781
2022	PEO	$8,523,732	$(5,100,321)	$2,608,474	$(11,166,139)		$599,000
	Non-PEO NEOs	$1,836,308	$(1,025,211)	$537,397	$(1,446,374)		$55,752
2021	PEO	$9,199,748	$(4,700,022)	$6,694,551	$14,514,792		$3,135,059
	Non-PEO NEOs	$2,474,388	$(1,350,182)	$2,029,238	$1,321,927		$186,151
2020	PEO	$7,370,894	$(4,500,157)	$6,904,798	$5,224,388		$(558,588)
	Non-PEO NEOs	$1,640,642	$(781,373)	$1,198,887	$331,885		$(68,381)

Non-PEO NEO Average Total Compensation Amount	$ 1,675,659	1,836,308	2,474,388	1,640,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ (222,491)	(42,128)	4,661,522	2,321,660
Adjustment to Non-PEO NEO Compensation Footnote

			Equity award adjustments
Year	Executive(s)	SCT Total	Deduct grant date fair value of equity awards reported in SCT	Add year-end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Change in value of equity awards granted in prior years which vested in year
2023	PEO	$7,059,325	$(5,200,178)	$1,613,810	$(5,825,994)		$536,479
	Non-PEO NEOs	$1,675,659	$(971,147)	$212,290	$(332,625)	$(891,449)	$84,781
2022	PEO	$8,523,732	$(5,100,321)	$2,608,474	$(11,166,139)		$599,000
	Non-PEO NEOs	$1,836,308	$(1,025,211)	$537,397	$(1,446,374)		$55,752
2021	PEO	$9,199,748	$(4,700,022)	$6,694,551	$14,514,792		$3,135,059
	Non-PEO NEOs	$2,474,388	$(1,350,182)	$2,029,238	$1,321,927		$186,151
2020	PEO	$7,370,894	$(4,500,157)	$6,904,798	$5,224,388		$(558,588)
	Non-PEO NEOs	$1,640,642	$(781,373)	$1,198,887	$331,885		$(68,381)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the TSR of the S&P 500 Health Care Index over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA Margin

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our adjusted EBITDA margin during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the TSR of the S&P 500 Health Care Index over the same period.

Tabular List, Table	•Core Sales Growth •Free Cash Flow •Adjusted EBITDA Margin
Total Shareholder Return Amount	$ 81.17	113.60	152.02	113.80
Peer Group Total Shareholder Return Amount	143.18	140.29	143.09	113.45
Net Income (Loss)	$ (100,200,000)	$ 243,100,000	$ 340,500,000	$ 33,300,000
Company Selected Measure Amount	0.181	0.201	0.197	0.130
PEO Name	Amir Aghdaei
Additional 402(v) Disclosure	The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table (“SCT”) Total with certain adjustments as described below.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	We determined adjusted EBITDA margin, calculated consistent with how the Company reports adjusted EBITDA to the public, divided by the Company’s total net sales, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,200,178)	$ (5,100,321)	$ (4,700,022)	$ (4,500,157)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,613,810	2,608,474	6,694,551	6,904,798
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,825,994)	(11,166,139)	14,514,792	5,224,388
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	536,479	599,000	3,135,059	(558,588)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,147)	(1,025,211)	(1,350,182)	(781,373)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,290	537,397	2,029,238	1,198,887
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,625)	(1,446,374)	1,321,927	331,885
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,781	$ 55,752	$ 186,151	$ (68,381)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (891,449)